LEASES - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
2025	¥ 243
2026	194
2027	85
2028	76
2029	62
Thereafter	200
Total operating lease payments	860
Less: imputed interest	(105)
Total lease liabilities	¥ 755	¥ 617